Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		€ 12,378	€ 14,707	€ 15,881
Trading income	[1]	3,374	547	3,874
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		(448)	854	(32)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		2,926	1,401	3,842
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		15,304	16,108	19,723
Corporate & Investment Bank		9,078	10,773	12,348
Total Sales & Trading		6,299	7,144	8,826
Sales & Trading (Equity)		1,592	1,934	2,838
Sales & Trading (FIC)		4,707	5,210	5,987
Financing		1,641	1,839	1,523
Global Transaction Banking		1,937	2,098	2,218
Remaining Products		(800)	(309)	(219)
Private & Commercial Bank		6,158	6,420	6,573
Deutsche Asset Management		30	365	255
Non-Core Operations Unit		0	(1,307)	(362)
Consolidation & Adjustments		37	(143)	910
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 15,304	€ 16,108	€ 19,723

[1]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting.